GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
GAMING SUBCONCESSION, NET
6.	GAMING SUBCONCESSION, NET

	December 31,
	2015	2014
Deemed cost	$900,000	$900,000
Less: accumulated amortization	(529,443)	(472,206)

Gaming subconcession, net	$370,557	$427,794

The deemed cost was determined based on the estimated fair value of the gaming subconcession contributed by a shareholder of the Company in 2006. The gaming subconcession is amortized on a straight-line basis over the term of the gaming subconcession agreement which expires in June 2022. The Group expects that amortization of the gaming subconcession will be approximately $57,237 each year from 2016 through 2021, and approximately $27,135 in 2022.